Summary Prospectus 2015 BMO Disciplined International Equity Fund

As of August 26, 2015, as supplemented October 21, 2015
Class A BDAQX	Class I BDIQX	Class R3 (Ticker)	Class R6 (Ticker)

Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at bmofunds.com/documents/international. You can also get this information at no cost by calling 1-800-236-FUND (3863), by sending an email request to bmofundsus.services@bmo.com, or by asking your broker/dealer, investment professional, or financial institution. The Fund’s Prospectus and Statement of Additional Information, both dated August 26, 2015, as supplemented, are incorporated by reference into this Summary Prospectus.

Investment Objective:

To provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds. More information about these and other discounts is available from your financial professional and under “How to Buy Shares – Sales Charge” on page 19 of this Prospectus and under “How to Buy Shares – Waivers and Reductions of Sales Charges – Class A Shares” beginning on page 19 of this Prospectus and “How to Buy Shares” beginning on page B-42 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class I	Class R3	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	5.00%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)(1)	1.00%	None	None	None
Redemption Fee	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%	0.60%
Distribution (12b-1) Fees	0.25%	None	0.50%	None
Other Expenses(2)	0.90%	0.90%	0.90%	0.75%
Total Annual Fund Operating Expenses	1.75%	1.50%	2.00%	1.35%
Fee Waiver and Expense Reimbur sement(3)	0.60%	0.60%	0.60%	0.60%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbur sement(3)	1.15%	0.90%	1.40%	0.75%

(1)	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.

(2)	Because the Fund is new, these expenses are based on estimated amounts for the Fund’s current fiscal year.

(3)	BMO Asset Management Corp. (Adviser) has agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent class total annual operating expenses (excluding Acquired Fund Fees and Expenses, interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business) from exceeding 1.15% for Class A, 0.90% for Class I, 1.40% for Class R3, and 0.75% for Class R6 through December 31, 2016. This expense limitation agreement may not be terminated prior to December 31, 2016 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-year example reflect the Adviser’s agreement to waive fees and reimburse expenses through December 31, 2016. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

	Class A	Class I	Class R3	Class R6
1 Year	$611	$92	$143	$77
3 Years	$968	$415	$569	$368

Portfolio Turnover

The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund has not commenced operations as of the date of this Prospectus, portfolio turnover information is not yet available.

Principal Investment Strategies

The Fund invests at least 80% of its assets in equity securities of companies located in countries outside of the United States. The Fund invests primarily in companies that are located in the countries included, at the time of purchase, in the MSCI EAFE Index, which includes developed countries outside of North America. However, the Fund may invest up to 20% of its net assets in companies located in countries not represented in this index, including emerging market countries. Equity securities in which the Fund may invest include common stock, preferred stock, depositary receipts, rights, warrants, and exchange-traded funds (“ETFs”). The Fund may also invest in convertible securities (fixed income securities convertible into shares of common or preferred stock). In determining where a company is located, the Adviser primarily relies on

www.bmofundsus.com

Summary Prospectus 2015 BMO Disciplined International Equity Fund

As of August 26, 2015, as supplemented October 21, 2015
Class A BDAQX	Class I BDIQX	Class R3 (Ticker)	Class R6 (Ticker)

the country where the company is incorporated, but also may consider the country where the company’s revenues are derived and the primary market listing for the class of shares to be purchased. The Fund may invest in companies across all market capitalizations.

The Fund’s Adviser focuses on companies that it believes are fundamentally strong, have attractive valuations, possess growing investor interest, and may outperform the overall equity market. Using a unique, quantitative approach based on multi-factor risk/return models, the Adviser selects equity securities that it believes will provide higher returns than the MSCI EAFE Index, its benchmark index. The multi-factor risk/return models incorporate numerous factors including (but not limited to) valuation, earnings quality, earnings growth potential, and earnings and price momentum. The Adviser uses the multi-factor risk/return models to compare various investment opportunities. The Adviser invests in those securities it believes will provide a better return relative to their risk than other securities. The Adviser may sell a security for numerous reasons. The Adviser considers whether to sell a security when a company’s fundamentals deteriorate or the Adviser believes a company’s fundamentals will deteriorate, when another security appears to provide the potential for a better return relative to its risk, if the Adviser believes the security is no longer attractively valued, or if the Adviser believes the security will no longer help the Fund achieve its investment objective. The Adviser may sell a security to manage the size of a holding or sector weighting or to fund redemptions.

The Fund may invest in forward foreign currency exchange contracts, a type of derivative instrument, for purposes of hedging its exposure to non-U.S. currencies. From time to time, the Fund maintains a portion of its assets in cash. The Fund may increase its cash holdings in response to market conditions or in the event attractive investment opportunities are not available.

Principal Risks

The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.

Company Size Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock, and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base, and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

Currency Risks. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Convertible Security Risks. Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. Consequently, the value of the convertible security may be exposed to the stock market risk of the underlying stock, or may be exposed to the interest rate or credit risk of the issuer. Because both interest rate and market movements can influence its value, a convertible security is usually not as sensitive to interest rate changes as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock. Convertible securities also are subject to credit risks that affect debt securities in general.

Derivatives Risks. The performance of derivative instruments depends largely on the performance of an underlying reference instrument and an Adviser’s ability to predict correctly the direction of securities prices, interest rates, currency exchange rates, and/or other economic factors. Derivatives involve additional costs and can create economic leverage in the Fund’s portfolio which may result in significant volatility and cause the Fund to participate in losses (as well as gains) in an amount that exceeds the Fund’s initial investment. Other risks include liquidity due to possible lack of a secondary market, mispricing or improper valuation of the derivative instrument, and imperfect correlation between the value of the derivative and the underlying instrument so that the Fund may not realize the intended benefits. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform. Specific types of derivative securities also are subject to a number of additional risks, such as:

Forward Foreign Currency Exchange Contracts Risks. Forward foreign currency exchange contracts are subject to currency risks. A forward foreign currency exchange contract may also result in losses in the event of a default or bankruptcy of the counterparty. Forward foreign currency exchange contracts may limit potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies.

Emerging Markets Risks. Investments in emerging markets can involve risks in addition to and greater than those generally associated with investing in more developed foreign markets, which may make emerging market securities more volatile and potentially less liquid than securities issued in more developed markets.

Equity Risks. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries, or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

Exchange-Traded Funds Risks. By investing in an ETF, there is a risk that the value of the underlying securities of the ETF may decrease. In addition, the market price of ETF shares may trade at a discount to their net asset value or an active trading market for ETF shares may not

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Summary Prospectus 2015 BMO Disciplined International Equity Fund

As of August 26, 2015, as supplemented October 21, 2015
Class A BDAQX	Class I BDIQX	Class R3 (Ticker)	Class R6 (Ticker)

develop or be maintained. ETFs in which the Fund invests typically will not be able to replicate exactly the performance of the indices they track. The Fund also will bear its proportionate share of the ETF’s fees (including management and advisory fees) and expenses.

Foreign Securities Risks. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, possible imposition of foreign withholding taxes, and trading restrictions or economic sanctions. Furthermore, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.

Information Risks. When the quantitative models (“Models”) and information and data (“Data”) used in managing the Fund prove to be incorrect or incomplete, any investment decisions made in reliance on the Models and Data may not produce the desired results and the Fund may realize losses. The success of Models that are predictive in nature is dependent largely upon the accuracy and reliability of the supplied historical data. All Models are susceptible to input errors that may cause the resulting information to be incorrect.

Management Risks. The Adviser’s judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s managers will produce the desired results.

Multinational Companies Risks. Investments in multinational companies, including those that are based in the U.S., involve certain risks that may be difficult to predict and can increase the potential for losses. Such risks include, without limitation, those associated with the political, regulatory, and economic conditions of each country in which the multinational company conducts business. In addition, fluctuations in currency and risks related to less developed custody and settlement practices may be greater for investments in multinational companies.

New Fund Risks. There can be no assurance that the Fund will grow to or maintain an economically viable size. The Board may recommend liquidation and termination of the Fund at any time.

Quantitative Model Investment Risks. The success of a quantitative investment model depends on the analyses and assessments that were used in developing such model. Incorrect analyses and assessments or inaccurate or incomplete data would adversely affect performance. There can be no assurance that the Model will enable the Fund to achieve its investment objective.

Sector Risks. Companies with similar characteristics, such as those within the same industry, may be grouped together in broad categories called sectors. To the extent the Fund assets are focused in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.

Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing values. Stocks are more volatile than debt securities. The value of equity securities purchased by the Fund may decline if the financial condition of the companies in which the Fund invests declines or if overall market and economic conditions deteriorate. If the value of the Fund’s investments goes down, you may lose money.

Fund Performance

Performance information is not included because the Fund does not have one full calendar year of performance as of the date of this Prospectus.

Management of the Fund

Adviser. BMO Asset Management Corp.

Portfolio Managers. Jay Kaufman and Ernesto Ramos, Ph.D. have co-managed the Fund since its inception in 2015. Mr. Kaufman, a Portfolio Manager of the Adviser, joined the Adviser in 2010. Dr. Ramos, Head of Equities, a Managing Director, and a Portfolio Manager of the Adviser, joined the Adviser in 2005.

Purchase and Sale of Fund Shares

Minimums. To open an account, your first investment must be at least $1,000 for Class A shares and $2,000,000 for Class I shares. For Class A, the minimum subsequent purchase amount is $50. Eligible retirement plans generally may open an account and purchase Class R3 and Class R6 shares by contacting BMO Funds U.S. Services.

Sale of Fund Shares. Please contact your plan administrator or recordkeeper in order to sell (redeem) shares from your retirement plan. You may sell (redeem) your Class A or Class I shares of the Fund on any day the New York Stock Exchange is open for business using one of the following methods, depending on the elections you made in your account application.

Phone. Call 1-800-236-FUND (3863).

Wire/Electronic Transfer. Upon written request sent to the address below under “Mail,” redemption proceeds can be directly deposited by Electronic Funds Transfer or wired to your previously designated domestic commercial bank.

Mail. Send a written request, indicating your name, the Fund name, your account number, and the number of shares or the dollar amount you want to redeem, to: BMO Funds U.S. Services, P.O. Box 55931, Boston, MA 02205-5931.

Systematic Withdrawal Program. If your account balance is at least $10,000, you may have predetermined amounts of at least $100 withdrawn from your account on a monthly or quarterly basis.

BMO Funds Website. Go to www.bmofunds.com.

Tax Information

The Fund intends to make distributions that are expected to be taxed primarily as long-term capital gains for federal income tax purposes.

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Summary Prospectus 2015 BMO Disciplined International Equity Fund

As of August 26, 2015, as supplemented October 21, 2015
Class A BDAQX	Class I BDIQX	Class R3 (Ticker)	Class R6 (Ticker)

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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